As filed with the Securities and Exchange Commission on November 19, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08795

Helios High Yield Fund
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 5.2%
Automotive - 1.7%
Ford Motor Co. 6	6.50%	08/01/18	$1,000	$1,155,000
Ford Motor Credit Company LLC 10 (Acquired 10/08/09, Cost $492, 0.00%)	7.00	10/01/13	1	529
Total Automotive
(Cost $934,455)				1,155,529
Basic Industry - 1.9%
Georgia-Pacific LLC 6
(Cost $1,076,042)	7.38	12/01/25	1,000	1,323,594
Energy - 0.0%
National Oilwell Varco, Inc. 10 (Acquired 03/25/08, Cost $6,954, 0.01%)
(Cost $6,954)	6.13	08/15/15	7	7,095
Telecommunications - 1.6%
Qwest Corp. 6
(Cost $984,977)	6.88	09/15/33	1,100	1,113,750
Total INVESTMENT GRADE CORPORATE BONDS
(Cost $3,002,428)				3,599,968
HIGH YIELD CORPORATE BONDS - 132.9%
Automotive - 7.3%
American Axle & Manufacturing, Inc. 6	7.88	03/01/17	1,000	1,042,500
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25	06/15/21	1,000	1,065,000
Jaguar Land Rover PLC 1,3,5	8.13	05/15/21	750	816,563
Motors Liquidation Co. 7,8	8.38	07/15/33	2,500	250
Pittsburgh Glass Works LLC 1,5	8.50	04/15/16	1,000	930,000
Tenneco, Inc. 6	6.88	12/15/20	1,000	1,095,000
Visteon Corp.	6.75	04/15/19	155	162,750
Total Automotive
(Cost $4,803,250)				5,112,063
Banking - 0.0%
Ally Financial, Inc. 10 (Acquired 12/02/08, Cost $7,451, 0.01%)
(Cost $7,451)	6.75	12/01/14	8	8,008
Basic Industry - 23.8%
AK Steel Corp. 6	7.63	05/15/20	1,005	879,375
Alpha Natural Resources, Inc.	6.25	06/01/21	750	624,375
Arch Coal, Inc. 6	8.75	08/01/16	1,000	980,000
Associated Materials LLC/AMH New Finance, Inc. 6	9.13	11/01/17	1,000	980,000
Cascades, Inc. 3,6	7.75	12/15/17	1,000	1,047,500
CONSOL Energy, Inc. 6	8.25	04/01/20	350	366,625
FMG Resources August 2006 Property Ltd. 1,3,5	6.88	04/01/22	675	617,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	1,000	892,500
Huntsman International LLC 6	8.63	03/15/21	1,000	1,145,000
Ineos Finance PLC 1,3,5	9.00	05/15/15	525	555,187
Ineos Group Holdings SA 1,3,5	8.50	02/15/16	1,000	945,000
Masonite International Corp. 1,3,5	8.25	04/15/21	1,000	1,055,000
Ply Gem Industries, Inc. 6	8.25	02/15/18	1,000	1,043,750
Steel Dynamics, Inc.	7.63	03/15/20	850	922,250
Tembec Industries, Inc. 3,6	11.25	12/15/18	1,000	1,050,000
United States Steel Corp. 6	7.00	02/01/18	1,000	1,002,500
USG Corp. 6	9.75	01/15/18	1,000	1,080,000
Verso Paper Holdings LLC/Verso Paper, Inc. 1,5	11.75	01/15/19	700	738,500
Xerium Technologies, Inc.	8.88	06/15/18	790	699,150
Total Basic Industry
(Cost $16,664,574)				16,624,337
Capital Goods - 15.0%
AAR Corp. 1,5	7.25	01/15/22	375	390,000
Berry Plastics Corp. 6	9.50	05/15/18	1,000	1,097,500
Casella Waste Systems, Inc. 1,5	7.75	02/15/19	1,275	1,249,500
Coleman Cable, Inc. 6	9.00	02/15/18	1,010	1,075,650
Consolidated Container Company LLC/Consolidated Container Capital, Inc. 1,5	10.13	07/15/20	500	532,500
Crown Cork & Seal Company, Inc. 6	7.38	12/15/26	1,000	1,097,500
Mueller Water Products, Inc.	7.38	06/01/17	625	640,625
Owens-Illinois, Inc. 6	7.80	05/15/18	1,000	1,152,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6	9.00	04/15/19	1,110	1,132,200
Tekni-Plex, Inc. 1,5	9.75	06/01/19	550	588,500
Terex Corp.	6.50	04/01/20	375	390,000
Terex Corp. 6	8.00	11/15/17	625	646,875
Trimas Corp. 6	9.75	12/15/17	440	508,200
Total Capital Goods
(Cost $9,799,706)				10,501,550
Consumer Cyclical - 8.8%
DineEquity, Inc. 6	9.50	10/30/18	1,000	1,127,500
Levi Strauss & Co. 6	7.63	05/15/20	1,000	1,080,000
Limited Brands, Inc. 6	7.60	07/15/37	1,000	1,025,000
Phillips-Van Heusen Corp. 6	7.38	05/15/20	1,000	1,130,000
Quiksilver, Inc. 10 (Acquired 07/22/09, Cost $7,450, 0.01%)	6.88	04/15/15	8	7,462
Michaels Stores, Inc.	7.75	11/01/18	300	321,750
Rite Aid Corp. 6	9.75	06/12/16	425	465,375
Sealy Mattress Co. 10 (Acquired 07/22/09, Cost $497, 0.00%)	8.25	06/15/14	1	507

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
The Neiman Marcus Group Inc. 6	10.38%	10/15/15	$500	$510,000
YCC Holdings LLC/Yankee Finance, Inc. 9	10.25	02/15/16	500	517,500
Total Consumer Cyclical
(Cost $5,844,982)				6,185,094
Consumer Non-Cyclical - 4.4%
B&G Foods, Inc. 6	7.63	01/15/18	1,000	1,080,000
C&S Group Enterprises LLC 1,5	8.38	05/01/17	901	946,050
Easton-Bell Sports, Inc. 6	9.75	12/01/16	1,000	1,081,250
Smithfield Foods, Inc. 10 (Acquired 09/16/10, Cost $499, 0.00%)	7.75	05/15/13	1	516
Total Consumer Non-Cyclical
(Cost $2,957,790)				3,107,816
Energy - 18.4%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 6	8.63	10/15/20	1,000	1,092,500
Calfrac Holdings L.P. 1,5,6	7.50	12/01/20	1,000	990,000
Crosstex Energy L.P./Crosstex Energy Finance Corp. 6	8.88	02/15/18	1,000	1,070,000
Encore Acquisition Co. 7,10 (Acquired 02/19/10, Cost $497, 0.00%)	6.00	07/15/15	1	505
EV Energy Partners L.P./EV Energy Finance Corp.	8.00	04/15/19	600	622,500
Frac Tech Services LLC/Frac Tech Finance, Inc. 1,5,6	8.13	11/15/18	1,000	1,065,000
GMX Resources, Inc. 6,9	11.00	12/01/17	381	356,935
Hercules Offshore, Inc. 1,5,6	10.50	10/15/17	425	447,844
Hilcorp Energy I LP/Hilcorp Finance Co. 1,5	8.00	02/15/20	850	945,625
Key Energy Services, Inc.	6.75	03/01/21	525	532,875
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	1,000	1,095,000
McJunkin Red Man Corp. 6	9.50	12/15/16	1,000	1,078,750
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 6	8.88	03/15/18	1,000	1,032,500
Petroleum Geo-Services ASA 1,3,5	7.38	12/15/18	200	213,500
Precision Drilling Corp. 3	6.63	11/15/20	375	399,375
Trinidad Drilling Ltd. 1,3,5,6	7.88	01/15/19	620	669,600
Venoco, Inc. 6	8.88	02/15/19	1,000	870,000
W&T Offshore, Inc.	8.50	06/15/19	365	397,850
Total Energy
(Cost $12,610,731)				12,880,359
Healthcare - 9.7%
DJO Finance LLC/DJO Finance Corp. 1,5	9.88	04/15/18	500	493,750
Kindred Healthcare, Inc.	8.25	06/01/19	500	486,250
HCA, Inc. 6	8.00	10/01/18	1,000	1,155,000
Health Management Associates, Inc.	6.13	04/15/16	500	545,000
Health Management Associates, Inc. 1,5	7.38	01/15/20	500	542,500
inVentiv Health, Inc. 1,5	10.25	08/15/18	390	343,200
Pharmaceutical Product Development, Inc. 1,5	9.50	12/01/19	925	1,038,312
Polymer Group, Inc. 6	7.75	02/01/19	1,000	1,065,000
Service Corporation International	6.75	04/01/16	975	1,089,563
Total Healthcare
(Cost $6,334,096)				6,758,575
Media - 10.4%
American Reprographics Co. 6	10.50	12/15/16	1,000	1,050,000
Cablevision Systems Corp. 6	8.63	09/15/17	1,000	1,162,500
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25	10/30/17	250	272,500
CCO Holdings LLC/CCO Holdings Capital Corp.	8.13	04/30/20	835	943,550
Cenveo Corp.	8.88	02/01/18	450	426,375
Clear Channel Communications, Inc. 6	9.00	03/01/21	1,000	890,000
Deluxe Corp. 6	7.38	06/01/15	1,000	1,017,500
Liberty Interactive LLC 10 (Acquired 05/03/10, Cost $497, 0.00%)	5.70	05/15/13	1	513
Mediacom LLC/Mediacom Capital Corp. 6	9.13	08/15/19	1,025	1,132,625
National CineMedia LLC 1,5	6.00	04/15/22	350	369,250
Total Media
(Cost $7,038,909)				7,264,813
Real Estate - 1.5%
Realogy Corp. 1,5
(Cost $909,307)	7.88	02/15/19	1,000	1,050,000
Services - 20.5%
AMC Entertainment, Inc. 6	8.75	06/01/19	1,000	1,102,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6	8.25	01/15/19	1,000	1,088,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	250	285,625
Beazer Homes USA, Inc. 6	9.13	06/15/18	425	429,250
Boyd Gaming Corp. 1,5	9.00	07/01/20	500	510,000
Caesars Entertainment Operating Company, Inc. 1,5	8.50	02/15/20	250	250,000
Caesars Entertainment Operating Company, Inc. 6	11.25	06/01/17	1,000	1,075,000
CityCenter Holdings LLC/CityCenter Finance Corp. 6	7.63	01/15/16	1,000	1,067,500
FTI Consulting, Inc.	7.75	10/01/16	500	513,750
Iron Mountain, Inc. 6	8.38	08/15/21	1,000	1,107,500
Marina District Finance Company, Inc. 6	9.88	08/15/18	500	501,250
MGM Resorts International 10 (Acquired 10/07/10, Cost $473, 0.00%)	5.88	02/27/14	1	520
MGM Resorts International 6	7.63	01/15/17	1,000	1,060,000
MGM Resorts International 1,5	8.63	02/01/19	275	299,750
Mohegan Tribal Gaming Authority 10 (Acquired 10/27/09, Cost $500, 0.00%)	7.13	08/15/14	1	405
MTR Gaming Group, Inc.	11.50	08/01/19	753	792,872

Helios High Yield Fund
Schedule of Investments (Unaudited)
September 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,5	8.88%	04/15/17	$1,000	$1,057,500
PulteGroup, Inc. 6	6.38	05/15/33	1,000	930,000
Standard Pacific Corp. 6	8.38	05/15/18	1,000	1,153,750
UR Merger Sub Corp.	8.25	02/01/21	325	356,688
UR Merger Sub Corp. 6	10.25	11/15/19	675	769,500
Total Services
(Cost $13,335,099)				14,352,110
Technology & Electronics - 3.0%
First Data Corp. 1,5,6	8.25	01/15/21	1,000	997,500
First Data Corp.	9.88	09/24/15	101	103,020
Freescale Semiconductor, Inc. 6	8.05	02/01/20	1,000	985,000
Total Technology & Electronics
(Cost $2,078,253)				2,085,520
Telecommunications - 7.2%
Cincinnati Bell, Inc. 6	8.25	10/15/17	325	346,938
Cincinnati Bell, Inc.	8.75	03/15/18	675	685,125
Frontier Communications Corp. 10 (Acquired 09/24/09, Cost $497, 0.00%)	6.25	01/15/13	1	506
Frontier Communications Corp. 6	7.13	03/15/19	1,250	1,331,250
Level 3 Communications, Inc. 1,5	8.88	06/01/19	1,000	1,050,000
PAETEC Holding Corp.	9.88	12/01/18	500	572,500
Windstream Corp. 6	7.00	03/15/19	1,000	1,020,000
Total Telecommunications
(Cost $4,663,907)				5,006,319
Utility - 2.9%
Calpine Corp. 1,5,6	7.25	10/15/17	1,000	1,067,500
Dynegy Holdings LLC 8,10 (Acquired 04/11/11, Cost $7,450, 0.01%)	8.38	05/01/16	8	4,275
Edison Mission Energy 10 (Acquired 12/06/11, Cost $7,476, 0.01%)	7.50	06/15/13	8	4,125
NRG Energy, Inc.	8.50	06/15/19	850	918,000
Total Utility
(Cost $1,862,239)				1,993,900
Total HIGH YIELD CORPORATE BONDS
(Cost $88,910,294)				92,930,464
STRUCTURED NOTES - 0.0%
Special Purpose Entity - 0.0%
Trains HY-1-2006 1,2,5,10 (Acquired 06/07/06, Cost $14,899, 0.02%)
(Cost $14,899)	7.12	05/01/16	15	14,709
TERM LOAN - 0.4%
Texas Competitive Electric Holdings Company LLC 2,5	4.72	10/10/17	370	254,054
Texas Competitive Electric Holdings Company LLC 2,5	4.94	10/10/17	59	40,822
Total TERM LOANS
(Cost $377,526)				294,876
			Shares	Value
COMMON STOCKS - 0.0%
Media - 0.0%
Dex One Corp. 4
(Cost $19,638)			65	81
WARRANTS - 0.3%
Automotive - 0.3%
General Motors Co. 4
Expiration: July 2019
Exercise Price: $18.33			9,239	76,314
General Motors Co. 4
Expiration: July 2016
Exercise Price: $10.00			9,239	127,313
Total Automotive
(Cost $480,581)				203,627
Total WARRANTS
(Cost $480,581)				203,627
	Interest Rate		Shares	Value
SHORT TERM INVESTMENT - 4.4%
STIT Liquid Assets Portfolio, Institutional Class 2
(Cost $3,064,512)	0.17%		3,064,512	3,064,512
Total Investments - 143.2%
(Cost $95,869,878)				100,108,237
Liabilities in Excess of Other Assets - (43.2)%				(30,179,266)
TOTAL NET ASSETS - 100.0%				$69,928,971

Helios High Yield Fund
Notes to Schedule of Investments (Unaudited)
September 30, 2012

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the total value of all such investments was $22,779,965 or 32.58% of net assets.
2 - Variable rate security - Interest rate shown in the rate in effect as of September 30, 2012.
3 - Foreign security or a U.S. security of a foreign company.
4 - Non-Income producing security.
5 - Private Placement.
6 - Portion of entire principal amount pledged as collateral for credit facility.
7 - Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.
As of September 30, 2012, the total value of all such securities was $755 or less than 0.00% of net assets.
8 - Issuer is currently in default on its regularly scheduled interest payment.
9 - Payment in kind security.
10 - Restricted Illiquid Securities - Securities that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's
Board of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The values in the parenthesis represent the percentage of net assets, acquisition date, cost and the and the percentage of net assets, respectively. As of
September 30, 2012, the total value of these securities was $49,675 which amounted to 0.07% of the net assets.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with accounting principles generally accepted in the United States of America. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs that the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of September 30, 2012. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of September 30, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
High Yield Corporate Bonds	$30,051,795	Broker quotes	NBIB (1)	0.01% - 112.25% (93.87%)
Structured Notes	$14,709	Broker quotes	NBIB (1)	98.06% (98.06%)
Term Loans	$294,876	Broker quotes	NBIB (1)	68.69% (68.69%)
Total Fair Value for Level 3 Investments	$30,361,380

(1)
The Company generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Structured Note	Term Loans	Common Stocks	Warrants	Short Term Investments	Total
Level 1 - Quoted Prices	$-	$-	$-	$-	$81	$203,627	$3,064,512	$3,268,220
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,599,968	62,878,669	-	-	-	-	-	66,478,637
Level 3 - Significant Unobservable Inputs	-	30,051,795	14,709	294,876	-	-	-	30,361,380
Total	$3,599,968	$92,930,464	$14,709	$294,876	$81	$203,627	$3,064,512	$100,108,237

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Structured Note	Term Loans	Total
Balance at June 30, 2012	$25,257,386	$14,734	$256,299	$25,528,419
Accrued Discounts (Premium)	7,520	-	1,773	9,293
Realized Gain/(Loss)	(378)	-	-	(378)
Change in Unrealized Appreciation (Depreciation)	676,585	(25)	36,804	713,364
Purchases at Cost	4,923,815	-	52,092	4,975,907
Sales Proceeds	(1,140,633)	-	(52,092)	(1,192,725)
Transfers into Level 3	870,000	-	-	870,000	(a)
Transfers out of Level 3	(542,500)	-	-	(542,500)	(a)
Balance at September 30, 2012	$30,051,795	$14,709	$294,876	$30,361,380
Change in unrealized gains or losses relating to assets still held at reporting date	$654,123	$(25)	$36,804	$690,902

 (a) Transferred due to increase/decrease of observable market data for these securities primarily an increase in trade basis information versus dealer quotes.

For the period ended September 30, 2012, there was no security transfer activity between Level 1 and Level 2 for the Fund.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended September 30, 2012, the average interest rate paid on the amounts outstanding under the line of credit was 1.23% for the Fund.

Total line of credit available	$ 34,000,000
Line of credit outstanding at September 30, 2012	30,400,000
Line of credit amount unused at September 30, 2012	3,600,000
Average balance outstanding during the period	30,400,000
Interest expense incurred on line of credit during the period	103,429

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at September 30, 2012 was as follows: cost of investments $95,869,878.  Net unrealized appreciation was $4,238,359 (gross unrealized appreciation - $5,679,426; gross unrealized depreciation - $1,441,067).

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios High Yield Fund

By (Signature and Title)                     /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date:   November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date:   November 19, 2012

By (Signature and Title)*                    /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date:   November 19, 2012

* Print the name and title of each signing officer under his or her signature.